Class K [Member] Investment Objectives and Goals - Class K - BlackRock International Select Equity Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock International Select Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock International Select Equity Fund (the “Fund”), (formerly known as BlackRock EuroFund) is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries. As an international fund, the Fund also invests in companies in other regions (generally in developed markets) around the world.